Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent events

In January 2018, the Company signed an amendment to its current lease to secure additional 6,395 square feet of office space in its existing building. The Company expects the space to be available in July 2018.